Other (Expense) Income - Components of Other (Expense) Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Other Liabilities Disclosure [Abstract]
Foreign exchange gain (loss)	$ 143	$ (514)	$ 130	$ 534
Other (expense) income		44		1,079
Other Nonoperating Expense	(1,724)		(2,186)
Total	$ (1,581)	$ (470)	$ (2,056)	$ 1,613